Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Decrease in deferred mobilization and contract preparation costs	$ (18.6)
Total deferred mobilization and contract preparation asset	63.4	$ 82.0
Additional deferred contract preparation and mobilization costs	13.2
Capitalized contract cost, amortization	$ 31.8